Cash dividends received from subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsidiaries
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	₩ 362,162	₩ 353,310	₩ 704,782
Korea Hydro & Nuclear Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	106,675	0	281,234
Korea South-East Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	11,905	7,143	33,928
Korea Midland Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	0	26,581
Korea Western Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	0	28,996
Korea Southern Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	15,277	25,780
Korea East-West Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	17,959	985	61,408
KEPCO Engineering & Construction Company, Inc.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	7,793	3,519	5,531
KEPCO Plant Service & Engineering Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	44,068	41,084	33,739
KEPCO Nuclear Fuel Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	7,270	4,219	1,077
KEPCO KDN Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	14,720	19,136	13,888
KEPCO International HongKong Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	11,858	10,243	23,314
KEPCO International Philippines Inc.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	70,480	52,507
KEPCO Ilijan Corporation
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	34,502	65,776	53,900
KEPCO Philippines Holdings Inc.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	70,876	63,522	0
KOSEP Australia Pty., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	1,856	8,120	0
KOSPO Australia Pty., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	4,335	0
Qatrana Electric Power Company
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	10,313	6,240
KEPCO KPS Philippines Corp.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	1,215	3,854	0
Tamra Offshore Wind Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	2,640	4,823	0
KEPCO Netherlands S3 B.V.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	6,981	874	3,115
PT. KOMIPO Pembangkitan Jawa Bali
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	1,971	20,658
KEPCO Netherlands J3 B.V.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	0	12,090
Gyeongju Wind Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	2,800	2,800	0
VI Carbon Professional Private Special Asset Investment Trust 1
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	7	11	11
KOSPO Power Services Ltda.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	745	993
KEPCO Netherlands B.V.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	11,098	13,266	17,424
PT. Cirebon Power Service
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	221	0	382
Chitose Solar Power Plant LLC
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	858	814	1,986
Fujeij Wind Power Company
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	6,306	0	0
KOSPO Jordan LLC
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	535	0	0
Energy Innovation Fund I
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	₩ 19	₩ 0	₩ 0